Schedule of Maturities of Lease Liabilities (Details)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Leases
Year one	$ 15,990	$ 21,608
Total lease payments	15,990	21,608	$ 22,872	$ 30,908
Less: imputed interest	(1,590)	(2,148)	(2,300)	(3,108)
Total	$ 14,400	19,460	20,572	27,800
Year one		21,608	13,764	18,600
Year two			$ 9,108	$ 12,308